Angel Oak Mortgage Trust 2025-2 ABS-15G

Exhibit 99.5

Data Compare Summary (Total)

Run Date - XXX

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	13	7.69%	13
State	0	13	0.00%	13
Zip	0	13	0.00%	13
Original Loan Amount	0	13	0.00%	13
First Payment Date	0	12	0.00%	13
Original Term	9	13	69.23%	13
Amortization Term	8	9	88.89%	13
Maturity Date	0	12	0.00%	13
Original Interest Rate	0	13	0.00%	13
Amortization Type	8	9	88.89%	13
Representative FICO	0	13	0.00%	13
Property Type	2	13	15.38%	13
Lien Position	8	13	61.54%	13
Occupancy	0	13	0.00%	13
Purpose	0	12	0.00%	13
Appraised Value	0	8	0.00%	13
Contract Sales Price	7	8	87.50%	13
Original CLTV	0	13	0.00%	13
Original LTV	0	13	0.00%	13
Originator Loan Designation	1	8	12.50%	13
Investor: Qualifying Total Debt Ratio	0	7	0.00%	13
Guideline Name	8	8	100.00%	13
Subject Debt Service Coverage Ratio	4	5	80.00%	13
Street	0	5	0.00%	13
Borrower First Name	0	4	0.00%	13
Borrower Last Name	0	5	0.00%	13
Note Date	0	4	0.00%	13
Original P&I	0	4	0.00%	13
# of Units	0	4	0.00%	13
Refi Purpose	0	3	0.00%	13
LTV Valuation Value	0	2	0.00%	13
Interest Only Period	1	1	100.00%	13
Total	57	286	19.93%	13